DEBT AND CAPITAL LEASES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 29, 2018	Dec. 30, 2017
Short-Term Borrowings from U.S. commercial paper
Short-term debt
U.S. Commercial paper		$ 131.0	$ 183.8
Weighted average interest rate		2.75%	1.79%
Short-Term Borrowings from Euro-Commercial Paper
Short-term debt
Maximum borrowing capacity	$ 500.0
Maturities of the notes	364 days
Covenants compliance		There are no financial covenants under this program
Euro-Commercial paper		$ 0.0